Debt (Long-Term Debt) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 25, 2014	Jun. 26, 2013
Debt [Line Items]
Capital lease obligations (see Note 9)	$ 43,086	$ 45,681
Long-term debt and capital lease obligations, including current maturities	860,186	807,717
Less current installments	(27,884)	(27,596)
Long-term debt, less current installments	832,302	780,121
Term Loan [Member]
Debt [Line Items]
Term loan	187,500	212,500
Revolver Borrowings [Member]
Debt [Line Items]
Revolving credit facility	80,000	0
Ten Year Notes [Member]
Debt [Line Items]
Senior notes	299,736	299,707
Five Year Notes [Member]
Debt [Line Items]
Senior notes	$ 249,864	$ 249,829